Income Taxes - Components of Income Tax Expense (Recovery) Recognized in Consolidated Statements of Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current tax
Current year	$ (327)	$ 608
Adjustments to prior year	29	(38)
Current tax	(298)	570
Deferred tax
Change related to temporary differences	1,250	(803)
Impact of U.S. Tax Reform	(320)	472
Income tax expense	$ 632	$ 239